Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, we are providing the information below to illustrate the relationship between the SEC-defined compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation S-K. The following table sets forth the compensation for our Principal Executive Officer (the “PEO”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the CAP to such individuals, as defined under SEC rules, for FY24 and FY23. The table also provides information on our cumulative TSR, the cumulative TSR of our Peer Group, Net Income and Revenue.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($) (e)	Total Stockholder Return(3) ($) (f)	Peer Group Total Stockholder Return(4) ($) (g)	Net Income(5) ($) (h)	Revenue(6)(7) ($) (i)
FY2024	20,725,590	22,608,078	8,207,944	9,103,237	185	97	496,215,000	2,499,841,000
FY2023	9,178,856	12,042,936	4,592,852	5,630,395	119	99	121,333,000	1,902,137,000
(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEO in FY24 and FY23 was Daniel Shugar. Our non-PEO NEOs in FY24 and FY23 included the following: David Bennett, Howard Wenger, Bruce Ledesma and Nicholas (Marco) Miller.

(2)
CAP for the PEO and average CAP for our non-PEO NEOs in FY24 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards granted to our NEOs in FY24 and Flex equity awards granted to our NEOs in years prior to our IPO in FY23. For information regarding the decisions made by our C&P Committee regarding the PEO’s and our other NEOs’ compensation for FY23 following our IPO, see “Compensation Discussion & Analysis” beginning on page 46.

	PEO FY24 ($)	Non-PEOs FY24 ($)	PEO FY23 ($)	Non-PEOs FY23 ($)
Summary Compensation Table Total	20,725,590	8,207,944	9,178,856	4,592,852
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(17,566,651)	(7,026,652)	(8,285,829)	(3,857,924)
Plus Fair Value for Awards Granted in the Covered Year	17,566,651	7,026,652	10,394,829	4,837,374
Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years	(1,847)	(849)	844,098	311,080
Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year	1,884,334	896,143	(89,018)	(252,987)
Less Fair Value of Awards Forfeited during the Covered Year	0	0	0	0
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	0	0	0	0
Compensation Actually Paid	22,608,078	9,103,237	12,042,936	5,630,395
Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.
(3)
TSR is cumulative for the measurement periods beginning on the effective date of our IPO on February 9, 2023 and ending on each of March 31, 2023 and March 31, 2024, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in the section titled “Stock Performance Graph”.

(4)
Data Source: S&P Capital IQ. Upon the spin-off from Flex, a thorough review of the benchmarking Peer Group was conducted in FY24. Based on that review, our Peer Group was updated to include the following companies: Array Technologies, Inc.; Dropbox, Inc.; EnerSys; Enphase Energy, Inc.; F5, Inc.; First Solar, Inc.; Fluence Energy, Inc.; Juniper Networks, Inc.; Keysight Technologies, Inc.; National Instruments Corporation; NetApp, Inc.; Okta, Inc.; Pure Storage, Inc.; Resideo Technologies, Inc.; Skyworks Solutions, Inc.; SolarEdge Technologies, Inc.; Sunnova Energy International Inc.; SunPower Corporation; Sunrun Inc. and Trimble Inc.

If no changes were made to the historical compensation benchmarking consisting of the following companies: Advanced Energy Industries, Inc.; Arcosa, Inc.; Array Technologies, Inc.; EnerSys; First Solar, Inc.; Generac Holdings Inc.; Gibraltar Industries, Inc.; Itron, Inc.; Littelfuse, Inc.; MKS Instruments, Inc.; Shoals Technologies Group, Inc.; SolarEdge Technologies, Inc.; SunPower Corporation; Sunrun Inc.; and Wolfspeed, Inc., the value of a $100 investment made on 2/9/2023 would be as follows:
Year End	Nextracker ($)	Historical Compensation Peer Group ($)
2024	185	81
2023	119	102
(5)
Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for the fiscal years ended March 31, 2023 and March 31, 2024, respectively.

(6)
The following table sets forth an unranked list of the financial performance measures that we view as the “most important” measures for linking our NEOs’ compensation to performance. For more information on the financial performance metrics that are listed below and how they are utilized in our compensation program, please see “Compensation Discussion and Analysis”.

Performance Measures
Revenue*
Adjusted EBITDA*
Adjusted free cash flow*
*
“Adjusted EBITDA” and “adjusted free cash flow” are non-GAAP metrics. See Appendix A of this Proxy Statement for definitions of adjusted EBITDA (with respect to the adjusted EBITDA performance metric) and adjusted free cash flow (with respect to the adjusted free cash flow performance metric) and a reconciliation of these non-GAAP measures to the most comparable GAAP financial measures.

From the above list of performance measures, we view Revenue as our most important financial performance measure used to link compensation actually paid to our PEOs and other NEOs to Company performance for FY24. Revenue is a key component of the Company’s short- and long-term incentive programs, and is a performance measure over which our NEOs can have significant impact. In addition, Revenue is directly linked to the Company’s long-term strategic growth plan and performance that drive stockholder value and is highly correlated with fluctuations in our stock price.

As for the other performance measures listed in the table above, adjusted EBITDA and adjusted free cash flow are equally weighted metrics in our long-term performance-based incentive compensation program for FY24, which was a key component of our NEOs’ pay in FY24.
(7)	Represents the Revenue of the Company, as measured by the Company in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEO in FY24 and FY23 was Daniel Shugar. Our non-PEO NEOs in FY24 and FY23 included the following: David Bennett, Howard Wenger, Bruce Ledesma and Nicholas (Marco) Miller.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on the effective date of our IPO on February 9, 2023 and ending on each of March 31, 2023 and March 31, 2024, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in the section titled “Stock Performance Graph”.

Changed Peer Group, Footnote
(4)
Data Source: S&P Capital IQ. Upon the spin-off from Flex, a thorough review of the benchmarking Peer Group was conducted in FY24. Based on that review, our Peer Group was updated to include the following companies: Array Technologies, Inc.; Dropbox, Inc.; EnerSys; Enphase Energy, Inc.; F5, Inc.; First Solar, Inc.; Fluence Energy, Inc.; Juniper Networks, Inc.; Keysight Technologies, Inc.; National Instruments Corporation; NetApp, Inc.; Okta, Inc.; Pure Storage, Inc.; Resideo Technologies, Inc.; Skyworks Solutions, Inc.; SolarEdge Technologies, Inc.; Sunnova Energy International Inc.; SunPower Corporation; Sunrun Inc. and Trimble Inc.

If no changes were made to the historical compensation benchmarking consisting of the following companies: Advanced Energy Industries, Inc.; Arcosa, Inc.; Array Technologies, Inc.; EnerSys; First Solar, Inc.; Generac Holdings Inc.; Gibraltar Industries, Inc.; Itron, Inc.; Littelfuse, Inc.; MKS Instruments, Inc.; Shoals Technologies Group, Inc.; SolarEdge Technologies, Inc.; SunPower Corporation; Sunrun Inc.; and Wolfspeed, Inc., the value of a $100 investment made on 2/9/2023 would be as follows:
Year End	Nextracker ($)	Historical Compensation Peer Group ($)
2024	185	81
2023	119	102

PEO Total Compensation Amount	$ 20,725,590	$ 9,178,856
PEO Actually Paid Compensation Amount	$ 22,608,078	12,042,936
Adjustment To PEO Compensation, Footnote
(2)
CAP for the PEO and average CAP for our non-PEO NEOs in FY24 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards granted to our NEOs in FY24 and Flex equity awards granted to our NEOs in years prior to our IPO in FY23. For information regarding the decisions made by our C&P Committee regarding the PEO’s and our other NEOs’ compensation for FY23 following our IPO, see “Compensation Discussion & Analysis” beginning on page 46.

	PEO FY24 ($)	Non-PEOs FY24 ($)	PEO FY23 ($)	Non-PEOs FY23 ($)
Summary Compensation Table Total	20,725,590	8,207,944	9,178,856	4,592,852
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(17,566,651)	(7,026,652)	(8,285,829)	(3,857,924)
Plus Fair Value for Awards Granted in the Covered Year	17,566,651	7,026,652	10,394,829	4,837,374
Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years	(1,847)	(849)	844,098	311,080
Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year	1,884,334	896,143	(89,018)	(252,987)
Less Fair Value of Awards Forfeited during the Covered Year	0	0	0	0
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	0	0	0	0
Compensation Actually Paid	22,608,078	9,103,237	12,042,936	5,630,395
Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 8,207,944	4,592,852
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,103,237	5,630,395
Adjustment to Non-PEO NEO Compensation Footnote
(2)
CAP for the PEO and average CAP for our non-PEO NEOs in FY24 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards granted to our NEOs in FY24 and Flex equity awards granted to our NEOs in years prior to our IPO in FY23. For information regarding the decisions made by our C&P Committee regarding the PEO’s and our other NEOs’ compensation for FY23 following our IPO, see “Compensation Discussion & Analysis” beginning on page 46.

	PEO FY24 ($)	Non-PEOs FY24 ($)	PEO FY23 ($)	Non-PEOs FY23 ($)
Summary Compensation Table Total	20,725,590	8,207,944	9,178,856	4,592,852
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(17,566,651)	(7,026,652)	(8,285,829)	(3,857,924)
Plus Fair Value for Awards Granted in the Covered Year	17,566,651	7,026,652	10,394,829	4,837,374
Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years	(1,847)	(849)	844,098	311,080
Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year	1,884,334	896,143	(89,018)	(252,987)
Less Fair Value of Awards Forfeited during the Covered Year	0	0	0	0
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	0	0	0	0
Compensation Actually Paid	22,608,078	9,103,237	12,042,936	5,630,395
Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Financial Measures and Compensation Actually Paid
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align CAP to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align CAP to our NEOs for FY23 to the Company’s performance.
For additional information regarding how the above listed performance measures were utilized as part of our executive compensation program in FY24, see “Compensation Discussion and Analysis”.
Compensation Actually Paid Versus TSR Versus Peer Group TSR
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our cumulative TSR and the cumulative TSR of our peer group over the covered fiscal years.

For additional details regarding how TSR was utilized under our FY24 LTIP to link pay with performance, please refer to the Performance stock unit awards – FY24 description starting on page 55.

Compensation Actually Paid vs. Net Income
Relationship Between Financial Measures and Compensation Actually Paid
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align CAP to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align CAP to our NEOs for FY23 to the Company’s performance.
For additional information regarding how the above listed performance measures were utilized as part of our executive compensation program in FY24, see “Compensation Discussion and Analysis”.
Compensation Actually Paid Versus Net Income
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our Net Income over the covered fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Financial Measures and Compensation Actually Paid
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align CAP to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align CAP to our NEOs for FY23 to the Company’s performance.
For additional information regarding how the above listed performance measures were utilized as part of our executive compensation program in FY24, see “Compensation Discussion and Analysis”.
Compensation Actually Paid Versus Revenue
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our Revenue over the covered fiscal years.

For additional details regarding how Revenue was utilized under our FY24 compensation program to link pay with performance, please refer to the “Short-term Incentive Plan” description starting on page 53 and to the “Long-term incentive compensation” description on page 55.

Total Shareholder Return Vs Peer Group
Relationship Between Financial Measures and Compensation Actually Paid
The SEC’s rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align CAP to the NEOs to a company’s performance. The table above represents the unranked list of the “most important” financial measures the Company used to align CAP to our NEOs for FY23 to the Company’s performance.
For additional information regarding how the above listed performance measures were utilized as part of our executive compensation program in FY24, see “Compensation Discussion and Analysis”.
Compensation Actually Paid Versus TSR Versus Peer Group TSR
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our cumulative TSR and the cumulative TSR of our peer group over the covered fiscal years.

For additional details regarding how TSR was utilized under our FY24 LTIP to link pay with performance, please refer to the Performance stock unit awards – FY24 description starting on page 55.

Tabular List, Table
(6)
The following table sets forth an unranked list of the financial performance measures that we view as the “most important” measures for linking our NEOs’ compensation to performance. For more information on the financial performance metrics that are listed below and how they are utilized in our compensation program, please see “Compensation Discussion and Analysis”.

Performance Measures
Revenue*
Adjusted EBITDA*
Adjusted free cash flow*
*
“Adjusted EBITDA” and “adjusted free cash flow” are non-GAAP metrics. See Appendix A of this Proxy Statement for definitions of adjusted EBITDA (with respect to the adjusted EBITDA performance metric) and adjusted free cash flow (with respect to the adjusted free cash flow performance metric) and a reconciliation of these non-GAAP measures to the most comparable GAAP financial measures.

From the above list of performance measures, we view Revenue as our most important financial performance measure used to link compensation actually paid to our PEOs and other NEOs to Company performance for FY24. Revenue is a key component of the Company’s short- and long-term incentive programs, and is a performance measure over which our NEOs can have significant impact. In addition, Revenue is directly linked to the Company’s long-term strategic growth plan and performance that drive stockholder value and is highly correlated with fluctuations in our stock price.

As for the other performance measures listed in the table above, adjusted EBITDA and adjusted free cash flow are equally weighted metrics in our long-term performance-based incentive compensation program for FY24, which was a key component of our NEOs’ pay in FY24.

Total Shareholder Return Amount	$ 185	119
Peer Group Total Shareholder Return Amount	97	99
Net Income (Loss)	$ 496,215,000	$ 121,333,000
Company Selected Measure Amount	2,499,841,000	1,902,137,000
PEO Name	Daniel Shugar	Daniel Shugar
Historical Compensation Peer Group	$ 81	$ 102
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
*
“Adjusted EBITDA” and “adjusted free cash flow” are non-GAAP metrics. See Appendix A of this Proxy Statement for definitions of adjusted EBITDA (with respect to the adjusted EBITDA performance metric) and adjusted free cash flow (with respect to the adjusted free cash flow performance metric) and a reconciliation of these non-GAAP measures to the most comparable GAAP financial measures.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted free cash flow
Non-GAAP Measure Description
*
“Adjusted EBITDA” and “adjusted free cash flow” are non-GAAP metrics. See Appendix A of this Proxy Statement for definitions of adjusted EBITDA (with respect to the adjusted EBITDA performance metric) and adjusted free cash flow (with respect to the adjusted free cash flow performance metric) and a reconciliation of these non-GAAP measures to the most comparable GAAP financial measures.

PEO | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,566,651)	(8,285,829)
PEO | Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,566,651	10,394,829
PEO | Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,847)	844,098
PEO | Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,884,334	(89,018)
PEO | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,026,652)	(3,857,924)
Non-PEO NEO | Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,026,652	4,837,374
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(849)	311,080
Non-PEO NEO | Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	896,143	(252,987)
Non-PEO NEO | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0